UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2016

Date of reporting period:  July 31, 2015

Item 1. Schedule of Investments.

Schedule of Investments July 31, 2015 (Unaudited)

Nuance Concentrated Value Fund

	Shares	Value
COMMON STOCKS - 98.7%
Consumer Staples - 9.3%
Diageo PLC - ADR	200,759	$22,547,243
Kellogg Co.	84,224	5,573,102
Sysco Corp.	631,314	22,923,012
		51,043,357
Energy - 23.0%
Cameron International Corp. *	393,389	19,850,409
Exxon Mobil Corp.	101,263	8,021,042
Frank's International N.V.	3,600,210	58,287,400
Imperial Oil Ltd.	327,457	12,122,458
Schlumberger Ltd.	329,854	27,318,508
		125,599,817
Financials - 15.3%
BOK Financial Corp.	497,146	33,040,323
Chubb Corp.	65,569	8,152,194
Commerce Bancshares, Inc.	229,215	10,793,734
Corrections Corporation of America - REIT	409,105	14,388,223
LPL Financial Holdings, Inc.	178,424	8,412,691
National Western Life Insurance Co. - Class A	35,728	8,610,091
		83,397,256
Healthcare - 5.8%
Johnson & Johnson	260,221	26,076,746
Patterson Companies, Inc.	112,055	5,620,679
		31,697,425
Industrials - 17.5%
American Science and Engineering, Inc.	344,421	15,392,174
Emerson Electric Co.	680,122	35,196,314
United Parcel Service, Inc. - Class B	257,613	26,369,267
Xylem, Inc.	547,532	18,906,280
		95,864,035
Information Technology - 4.0%
Cabot Microelectronics Corp. *	190,634	8,643,346
MKS Instruments, Inc.	365,776	12,985,048
		21,628,394
Materials - 10.1%
H.B. Fuller Co.	971,233	38,907,594
Praxair, Inc.	144,243	16,463,896
		55,371,490
Utilities - 13.7%
ITC Holdings Corp.	401,327	13,556,826
National Fuel Gas Co.	1,138,489	61,558,100
		75,114,926
Total Common Stocks
(Cost $553,538,850)		539,716,700

SHORT-TERM INVESTMENT - 0.9%
Fidelity Institutional Government Portfolio, Class I, 0.01% ^
(Cost $4,990,746)	4,990,746	4,990,746

Total Investments - 99.6%
(Cost $558,529,596)		544,707,446
Other Assets and Liabilities, Net - 0.4%		2,193,008
Total Net Assets - 100.0%		$546,900,454

*	Non-income producing security.
^	Variable rate security- The rate shown is the rate in effect as of July 31, 2015.
ADR-	American Depositary Receipt
REIT-	Real Estate Investment Trust

Transaction with Affiliates- If the Fund's holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act.  The Fund conducted transactions during the period ended July 31, 2015, with affiliated companies as so defined:

	Beginning Shares	Additions	Reductions	Ending Shares	Dividend Income	Realized Loss
American Science and Engineering, Inc. #	361,345	3,429	20,353	344,421	$ 182,387	$ (273,746)

# Unaffiliated company as of July 31, 2015.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of July 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$539,716,700	$-	$-	$539,716,700
Short-Term Investment	4,990,746	-	-	4,990,746
Total Investments	$544,707,446	$-	$-	$544,707,446

Transfers between levels are recognized at the end of the reporting period.  During the period ended July 31, 2015, the Fund recognized no transfers to/from all Levels.  The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments July 31, 2015 (Unaudited)

Nuance Mid Cap Value Fund

	Shares	Value
COMMON STOCKS - 94.1%
Consumer Staples - 6.1%
Kellogg Co.	6,816	$451,015
Sanderson Farms, Inc.	1,993	143,516
Sysco Corp.	32,076	1,164,679
		1,759,210
Energy - 14.4%
Cameron International Corp. *	23,103	1,165,777
EQT Corp.	1,771	136,101
Frank's International N.V.	114,967	1,861,316
Helmerich & Payne, Inc.	4,501	259,888
Imperial Oil Ltd.	19,510	722,260
		4,145,342
Financials - 20.5%
BB&T Corp.	3,553	143,079
BOK Financial Corp.	21,640	1,438,194
Chubb Corp.	7,056	877,273
Commerce Bancshares, Inc.	14,956	704,278
Corrections Corporation of America - REIT	21,582	759,039
Cullen/Frost Bankers, Inc.	1,853	134,250
Kansas City Life Insurance Co.	3,128	147,298
LPL Financial Holdings, Inc.	9,209	434,204
M&T Bank Corp.	1,087	142,560
National Western Life Insurance Co. - Class A	3,010	725,380
Rayonier, Inc. - REIT	16,902	415,789
		5,921,344
Healthcare - 2.6%
Becton, Dickinson & Co.	1,006	153,063
Patterson Companies, Inc.	8,835	443,164
Smith & Nephew - ADR	4,211	155,849
		752,076
Industrials - 19.9%
American Science and Engineering, Inc.	26,186	1,170,252
Deere & Co.	3,071	290,424
Dover Corp.	4,366	279,730
Emerson Electric Co.	21,863	1,131,410
Flowserve Corp.	5,469	256,988
Fluor Corp.	2,695	125,991
Hub Group, Inc. - Class A *	7,073	297,986
ITT Corp.	3,471	131,898
Lindsay Corp.	3,399	285,074
MSA Safety, Inc.	5,103	263,570
Norfolk Southern Corp.	1,617	136,362
Simpson Manufacturing Co., Inc.	4,067	145,680
Woodward, Inc.	5,445	268,765
Xylem, Inc.	27,450	947,849
		5,731,979
Information Technology - 6.6%
Altera Corp.	5,590	277,599
Cabot Microelectronics Corp. *	9,231	418,534
MKS Instruments, Inc.	22,773	808,442
Xilinx, Inc.	9,848	411,154
		1,915,729
Materials - 9.4%
AptarGroup, Inc.	2,147	145,545
Compass Minerals International, Inc.	1,736	138,880
H.B. Fuller Co.	43,236	1,732,034
Praxair, Inc.	6,034	688,721
		2,705,180

Utilities - 14.6%
AGL Resources, Inc.	6,064	291,557
IDACORP, Inc.	2,662	165,337
ITC Holdings Corp.	21,915	740,289
National Fuel Gas Co.	33,303	1,800,693
Northwest Natural Gas Co.	6,735	291,558
Portland General Electric Co.	17,023	612,998
Southern Co.	6,694	299,422
		4,201,854
Total Common Stocks
(Cost $27,447,383)		27,132,714

SHORT-TERM INVESTMENT - 4.4%
Fidelity Institutional Government Portfolio, Class I, 0.01% ^
(Cost $1,269,356)	1,269,356	1,269,356

Total Investments - 98.5%
(Cost $28,716,198)		28,402,070
Other Assets and Liabilities, Net - 1.5%		434,121
Total Net Assets - 100.0%		$28,836,191

*	Non-income producing security.
^	Variable rate security- The rate shown is the rate in effect as of July 31, 2015.
REIT-	Real Estate Investment Trust
ADR-	American Depositary Receipt

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of July 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$27,132,714	$-	$-	$27,132,714
Short-Term Investment	1,269,356	-	-	1,269,356
Total Investments	$28,402,070	$-	$-	$28,402,070

Transfers between levels are recognized at the end of the reporting period. During the period ended July 31, 2015, the Fund recognized no transfers to/from all Levels. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at July 31, 2015 was as follows*:

	Nuance Concentrated Value Fund	Nuance Mid Cap Value Fund
Cost of investments	$558,529,596	$28,716,198
Gross unrealized appreciation	18,602,328	1,176,968
Gross unrealized depreciation	(32,424,478)	(1,491,096)
Net unrealized depreciation	$(13,822,150)	$(314,128)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date  September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date  September 22, 2015

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                            Brian R. Wiedmeyer, Treasurer

Date  September 22, 2015